Commitments and Contingencies - Schedule of Unconditional Purchase Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Unconditional purchase obligations, rolling maturity
2013	$ 80,535
2014	41,145
2015	44,657
2016	38,672
2017	38,937
Thereafter	177,277
Total	$ 421,223